OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue (Energy)	3,176		2,704		2,768
Interest Expense	(1,046)		(1,037)		(1,078)
Income from Equity Investments	597		257		415
Income before Income Taxes	2,499		1,917		2,178
Income Tax Expense	(605)		(461)		(546)
Net Income Attributable to Controlling Interests	1,789		1,360		1,525
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before Income Taxes	(60)	[1]	(219)	[1]
Income Tax Expense	19	[1]	81	[1]
Net Income Attributable to Controlling Interests	(41)	[1]	(138)	[1]
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Power and Natural Gas | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue (Energy)	(44)	[1]	(201)	[1]
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest Expense	(16)	[1]	(18)	[1]
Pension and other post-retirement plan adjustments | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net loss	(34)	[1],[2]	(22)	[1],[2]
Income before Income Taxes	11	[1]	0	[1]
Net Income Attributable to Controlling Interests	(23)	[1]	(22)	[1]
Equity Investments | Amounts reclassified from accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from Equity Investments	(20)	[1]	5	[1]
Income Tax Expense	5	[1]	(2)	[1]
Net Income Attributable to Controlling Interests	(15)	[1]	3	[1]

[1]	All amounts in parentheses indicate expenses to the Consolidated Statement of Income.
[2]	These Accumulated Other Comprehensive Loss components are included in the computation of net benefit cost. Refer to Note 22 for additional detail.